Fair Values of Financial Intruments (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurements and Fair Values of Financial Instruments [Abstract]
Impaired Financing Receivable, with Related Allowance, Recorded Investment	$ 23,087	$ 26,398
Impaired Financing Receivable, Related Allowance	$ 2,120	$ 3,391